Business combinations (Details 1) (USD $)	12 Months Ended
Dec. 31, 2013
Business Combination, Separately Recognized Transactions [Line Items]
Share price	$ 7.29
Risk-free interest rate	2.00%
Dividend yield	0.00%
Expected volatility	56.26%
Expected term	6 years